Property and Equipment (Table)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Useful life	December 31, 2018	December 31, 2017
Office equipment and furniture	3 - 5 Years	$73,325	$57,134
Leasehold improvement	The lesser of remaining lease term or 1 - 2 Years	4,855	5,110
Software	1 - 3 Years	12,093	11,478
		90,273	73,722
Less: accumulated depreciation		(57,845)	(36,169)
		$32,428	$37,553